CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current
Cash	$ 4,085	$ 793
Due from related parties	0	319
Advances receivable	16,016	15,337
Total current assets	20,101	16,449
Total assets	20,101	16,449
Current
Accounts payable	144,313	385,877
Accrued liabilities	72,284	142,055
Due to related parties	588,377	295,481
Total current liabilities	804,974	823,413
Loan	25,079	24,182
Total liabilities	830,053	847,595
SHAREHOLDERS' DEFICIENCY
Authorized 500,000,000 Common Shares, $0.0008 per share par value Issued and outstanding 38,906,742 Common Shares (December 31, 2020 - 38,906,742)	31,125	31,125
Additional paid-in capital	43,325,272	43,325,272
Deficit accumulated during the exploration stage	(44,166,349)	(44,187,543)
Total shareholders' deficiency	(809,952)	(831,146)
Total liabilities and shareholders' deficiency	$ 20,101	$ 16,449